Advances Payments for Goods - Schedule of Advances Payments for Goods (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Advances Payments for Goods [Abstract]
Advances payments for goods	$ 5,176,667	$ 4,361,465